INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	177,663	170,960
Net unrealized losses on derivative instruments	773	390
Basis difference on acquisition of GAAM Australian assets	6,619	7,314
Other	168	55
Valuation allowance	(37,429)	(39,484)
Total deferred tax asset	147,794	139,235
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(171,725)	(153,447)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(112)	(412)
Net earnings of non-European Union member subsidiaries	(3,654)	(3,745)
Withholding tax on Australian unrepatriated earnings	(2,054)	(1,800)
Total deferred tax liability	(177,545)	(159,404)
Deferred tax liability, net	(29,751)	(20,169)
Net valuation allowance recorded for net operating losses	$ (1,300)	$ 8,400	$ 7,200
Australia [Member]
Income Taxes [Abstract]
Withholding tax rate	15.00%